Leasing Arrangements - Components of Net Lease Cost (Details) $ in Millions	3 Months Ended
Mar. 31, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 1,170
Finance lease cost:
Amortization of right-of-use assets	86
Interest on lease liabilities	9
Short-term lease cost	16
Variable lease cost	57
Sublease income	(67)
Total net lease cost	$ 1,271